REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA	12 Months Ended
Dec. 31, 2017
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REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA
20.	REGULAR LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MRP LEASE AGREEMENT FOR CITY OF DREAMS MANILA

(a)	Regular License

As of March 13, 2013, PAGCOR allowed the inclusion of, amongst others, Melco Resorts Leisure as a co-licensee, as well as the “special purpose entity” to operate the casino business and as representative for itself and on behalf of the other co-licensees including SM Investments Corporation (“SMIC”), PremiumLeisure and Amusement, Inc. (“PLAI”) and Belle under the provisional license (the “Provisional License”) in their dealings with PAGCOR. SMIC, PLAI and Belle are collectively referred to as the “Philippine Parties”. As a result, MPHIL Holdings No.1 Corporation (formerly known as MCE Holdings (Philippines) Corporation), a subsidiary of MRP, and its subsidiaries including Melco Resorts Leisure (collectively the “MPHIL Holdings Group”) and the Philippine Parties together became co-licensees (the “Licensees”) under the Provisional License granted by PAGCOR for the establishment and operation of City of Dreams Manila.

On January 30, 2015, Melco Resorts Leisure applied to PAGCOR for the issuance of the regular casino gaming license (the “Regular License”) for City of Dreams Manila as the Licensees satisfied the investment commitment under the terms of the Provisional License.

PAGCOR issued the Regular License dated April 29, 2015, as amended, in replacement of the Provisional License to the Licensees for the operation of City of Dreams Manila. The Regular License has the same terms and conditions as the Provisional License, and is valid until July 11, 2033.

Further details of the terms and commitments under the Regular License are included in Note 21(c).

(b)	Cooperation Agreement

On March 13, 2013, a cooperation agreement (the “Cooperation Agreement”) and other related arrangements which were entered on October 25, 2012 among MPHIL Holdings Group, SMIC and certain of its subsidiaries (collectively the “SM Group”), Belle and PLAI became effective upon completion of the closing arrangement conditions, with minor changes to the original terms (except for certain provisions which were effective on signing).

The Cooperation Agreement governs the relationship and the rights and obligations of the Licensees. Under the Cooperation Agreement, Melco Resorts Leisure has been designated as the operator to operate City of Dreams Manila and appointed as the sole and exclusive representative of the Licensees in connection with the Regular License and the operation and management of City of Dreams Manila until the expiry of the Regular License (currently expected to be on July 11, 2033 or unless terminated earlier in accordance with its terms). Further details of the commitments under the Cooperation Agreement are included in Note 21(c).

(c)	Operating Agreement

On March 13, 2013, the Licensees entered into an operating agreement (the “Operating Agreement”) which governs the operation and management of City of Dreams Manila by Melco Resorts Leisure. The Operating Agreement was effective on March 13, 2013 and ends on the date of expiry of the Regular License (as that Regular License is extended, restored or renewed) (currently expected to be on July 11, 2033 or, unless terminated earlier in accordance with the terms of the Operating Agreement). Under the Operating Agreement, Melco Resorts Leisure is appointed as the sole and exclusive operator and manager of City of Dreams Manila, and is responsible for, and has sole discretion (subject to certain exceptions) and control over, all matters relating to the management and operation of City of Dreams Manila (including the casino and gaming operations, hotel and retail components and all other activities necessary, desirable or incidental for the management and operation of City of Dreams Manila). The Operating Agreement also included terms of certain payments to PLAI upon commencement of operations of City of Dreams Manila in December 2014, in particular, PLAI has the right to receive monthly payments from Melco Resorts Leisure, based on the performance of gaming operations of City of Dreams Manila and was included in “Payments to the Philippine Parties” in the consolidated statements of operations, and Melco Resorts Leisure has the right to retain all revenues from non-gaming operations of City of Dreams Manila.

(d)	MRP Lease Agreement

The MRP Lease Agreement entered into between Melco Resorts Leisure and Belle, which has been subsequently amended from time to time, became effective on March 13, 2013. Under the MRP Lease Agreement, Belle agreed to lease to Melco Resorts Leisure the land and certain of the building structures for City of Dreams Manila. The lease continues until termination of the Operating Agreement (currently expected to be on July 11, 2033 or unless terminated earlier in accordance with its terms). The leased property is used by Melco Resorts Leisure and any of its affiliates exclusively as a hotel, casino and resort complex with retail, entertainment, convention, exhibition, food and beverages services as well as other activities ancillary, related or incidental to the operation of any of the preceding uses.